Research and development costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Research and development costs

5.	Research and development costs
Research and development costs were as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Research and development expenditures expensed	2,858	2,932	3,300
Amortization of capitalized development expenditures	2,094	2,149	2,193
Impairment and write-off of capitalized development expenditures	6,193	703	126
Total Research and development costs	11,145	5,784	5,619
Refer to Note 2, Basis of preparation - Critical judgments and use of estimates - Recoverability of non-current assets with definite useful lives for additional information on the impairment and write-off of capitalized development expenditures during the years ended December 31, 2025, 2024 and 2023.
Refer to Note 10, Other intangible assets, for additional information on capitalized development expenditures.
Government grants of €150 million, €208 million and €144 million were recognized within Research and development costs in 2025, 2024 and 2023, respectively.
For a description of the impairment and write-off of capitalized development expenditures, refer to Note 2, Basis of preparation - Strategic plan undergoing reassessment.